Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Infrastructure	Total Payments
Young-Davidson [Member]
Total	$ 5,840,000		$ 3,310,000		$ 9,150,000
Island Gold District [Member]
Total	9,920,000		3,080,000		13,000,000
Lynn Lake [Member]
Total			2,900,000		2,900,000
Qiqavik [Member]
Total			80,000		80,000
Mulatos [Member]
Total	$ 98,480,000	$ 2,330,000	890,000	$ 1,260,000	102,960,000
Chanate [Member]
Total			$ 260,000		$ 260,000